Fair Value measurement - Summary of Fair Value Assets Measured on Recurring Basis (Detail) - Listed Equity Securities [Member] ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Investments accounted for at fair value
Investments, Fair Value	¥ 840
Fair Value, Inputs, Level 1 [Member]
Investments accounted for at fair value
Investments, Fair Value	840
Fair Value, Inputs, Level 2 [Member]
Investments accounted for at fair value
Investments, Fair Value	0
Fair Value, Inputs, Level 3 [Member]
Investments accounted for at fair value
Investments, Fair Value	¥ 0